Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
Note 15:       Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2015
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$3,224

Dividends on non-vested restricted stock	(67)

Net income allocated to stockholders	3,157

Basic earnings per share
Income available to common stockholders	––	4,856,735	$0.65

Effect of dilutive securities
Restricted stock awards	––	76,421

Diluted earnings per share
Income available to common stockholders and assumed conversions	$3,157	4,933,156	$0.64

	Year Ended December 31, 2014
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$2,651

Dividends on non-vested restricted stock	(55)

Net income allocated to stockholders	2,596

Basic earnings per share
Income available to common stockholders	––	4,846,219	$0.54

Effect of dilutive securities
Restricted stock awards	––	78,026

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,596	4,924,245	$0.53

Options to purchase 53,714 shares of common stock at an average exercise price of $10.34 per share were outstanding at December 31, 2014, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares.